SUPPLEMENT DATED JUNE 19, 2007
TO

PROSPECTUSES DATED MAY 1, 2007
FOR FUTURITY II, FUTURITY III, MFS REGATTA PLATINUM, MFS REGATTA GOLD,
MFS REGATTA CHOICE, MFS REGATTA EXTRA,
MFS REGATTA FLEX II, MFS REGATTA CHOICE II,
SUN LIFE FINANCIAL MASTERS ACCESS, SUN LIFE FINANCIAL MASTERS EXTRA,
SUN LIFE FINANCIAL MASTERS CHOICE, AND SUN LIFE FINANCIAL MASTERS FLEX,

PROSPECTUSES DATED JULY 18, 2006
FOR MFS REGATTA CLASSIC AND FUTURITY FOCUS,

AND PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY SELECT FOUR, FUTURITY ACCOLADE,
SUN LIFE FINANCIAL MASTERS IV, SUN LIFE FINANCIAL MASTERS VII,
MFS REGATTA ACCESS, MFS REGATTA FLEX FOUR,
FUTURITY FOCUS II, FUTURITY SELECT INCENTIVE, FUTURITY SELECT FOUR PLUS,
FUTURITY SELECT FREEDOM, AND FUTURITY SELECT SEVEN

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective June 22, 2007, the name of the following investment option will be changed to:

Old Name	New Name

MFS/ Sun Life Massachusetts Investors Trust Series	MFS/ Sun Life Blended Research Core Equity Series

Please retain this supplement with your prospectus for future reference.